Contingencies, Commitments and Guarantees (Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Gross rental payments 2017	$ 289
Gross rental payments 2018	256
Gross rental payments 2019	219
Gross rental payments 2020	211
Gross rental payments 2021	189
Gross rental payments, thereafter	996
Gross rental payments, total	2,160
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	376
Operating Leases, Rent Expense, Net	$ 383	$ 364	$ 347